Statement of Operations	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares
Operating expenses:
General and administrative expenses	$ (3,947)			$ (67,824)
Total operating expenses	(3,947)			(67,824)
Other income (expense):
Net Income	$ (3,947)			$ (67,824)
Earning per share
Earning per share, Basic | $ / shares	$ (3,947)			$ (67,824)
Earning per share, Diluted | $ / shares	$ (3,947)			$ (67,824)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares	1			1
Weighted average number of ordinary shares, Diluted | shares	1			1
Titan Pharmaceuticals Inc [Member]
Revenue:
Revenues								$ 184,000
Operating expenses:
Research and development								1,913,000
General and administrative expenses		$ 534,000	$ 1,063,000			4,557,000		5,548,000
Total operating expenses		534,000	1,063,000			4,557,000		7,461,000
Income from operations		(534,000)	(1,063,000)			(4,557,000)		(7,277,000)
Other income (expense):
Interest income, net			1,000			1,000		5,000
Other expense, net						(150,000)		(52,000)
Gain on asset sale								1,755,000
Other income (expense), net		(29,000)	2,000
Total other expenses, net		(29,000)	3,000			(149,000)		1,708,000
Income tax expense						1,000		1,000
Net Income		$ (563,000)	$ (1,060,000)			$ (4,706,000)		$ (5,569,000)
Earning per share
Earning per share, Basic | $ / shares		$ (0.62)	$ (1.24)			$ (5.23)		$ (7.41)
Earning per share, Diluted | $ / shares		$ (0.62)	$ (1.24)			$ (5.23)		$ (7.41)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares		914,000	853,000			899		752
Weighted average number of ordinary shares, Diluted | shares		914,000	853,000			899		752
Titan Pharmaceuticals Inc [Member] | License and Service [Member]
Revenue:
Revenues								$ 1,000
Titan Pharmaceuticals Inc [Member] | Grant [Member]
Revenue:
Revenues								$ 183,000
BSKE Limited [Member]
Operating expenses:
General and administrative expenses	$ (3,947)
Total operating expenses	(3,947)
Other income (expense):
Net Income	$ (3,947)
Earning per share
Earning per share, Basic | $ / shares	$ (3,947)
Earning per share, Diluted | $ / shares	$ (3,947)
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares	1
Weighted average number of ordinary shares, Diluted | shares	1
TALENTEC SDN. BHD. [Member]
Revenue:
Revenues				$ 1,682,879	$ 1,087,895		$ 2,124,496		$ 2,082,028
Cost of revenues				1,061,883	773,487		1,437,661		1,617,919
Gross profit				620,996	314,408		686,835		464,109
Operating expenses:
Selling and marketing expenses				7,172	7,364		16,822		12,255
General and administrative expenses				295,470	216,847		551,353		406,044
Total operating expenses				302,642	224,211		568,175		418,299
Income from operations				318,354	90,197		118,660		45,810
Other income (expense):
Other expenses, net				19,056	859
Other income							82,896		15,791
Interest expense				4,330	31,166		(48,329)		(49,915)
Total other expenses, net				23,386	32,025		34,567		(34,124)
Income before income taxes				294,968	58,172		153,227		11,686
Income tax expense
Net Income				294,968	58,172		153,227		11,686
Other comprehensive income:
Foreign currency translation adjustment, net of tax				29,609	8,525		(30,932)		964
Comprehensive income				$ 324,577	$ 66,697		$ 122,295		$ 12,650
Earning per share
Earning per share, Basic | $ / shares				$ 0.51	$ 0.12		$ 0.31		$ 0.02
Earning per share, Diluted | $ / shares				$ 0.51	$ 0.12		$ 0.31		$ 0.02
Weighted average number of ordinary shares
Weighted average number of ordinary shares, Basic | shares				580,000	500,000		501,312		500,000
Weighted average number of ordinary shares, Diluted | shares				580,000	500,000		501,312		500,000